Label	Element	Value
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan ActiveBuilders U.S. Large Cap Equity ETF Ticker: JUSA
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund.
You may
pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual
fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations as
of the date of this prospectus. Therefore, there is no portfolio turnover rate for the Fund to report at this time.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other funds.
The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the
Fund. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of large, well-established companies located in the United States. “Assets”
means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are
companies with market capitalizations similar to those within the universe of the S&P 500 Index (the Benchmark). As of
May 31
,
2021
, the market capitalization of the companies in the
S&P 500 Index ranged from $
3
billion
to $
2
trillion
.
The Fund’s investments represent allocations to a variety of the adviser’s actively managed U.S. equity strategies, including style strategies. The adviser selects the strategies utilized in the portfolio based on risk/return analyses and relative value
considerations.
The Fund will overweight or underweight sectors relative to the
Benchmark. The Benchmark is a stock market index that tracks the stocks of the top 500 large-cap U.S.-listed companies. The
Fund may, however, invest in
securities that are not included in
the Benchmark. In implementing its strategy, the Fund seeks to construct a portfolio of holdings that will outperform the
Benchmark over time while maintaining similar risk
characteristics
; in doing so
,
the Fund may control the relative
emphasis of its investments in a particular sector
.
The Fund will invest primarily in the securities of large cap market capitalization companies, although the Fund may also
invest in mid cap securities.
The equity securities in which the Fund may invest will primarily consist of common stock of U.S. companies.
Investment Process: The Fund seeks to meet its objective by
investing in U.S. equities. The Fund is designed to provide
exposure to
attractively valued securities
across the adviser’s
investment platform, leveraging
U.S.
large cap portfolios across
the value,
core and growth style spectrum
. This approach
combines the benefits of top down fundamental macro views
with bottom up securities selection in each of these
strategies
.
In buying and selling investments for the Fund, the adviser
employs a continuous three-step process: (1) making asset
allocation decisions based on the adviser’s assessment of the market outlook and its fundamental research into individual
securities which emphasizes each issuer’s long-term prospects;
(2) constructing the portfolio after considering the Fund’s risk and return target, by determining the weightings to the
underlying securities and (3) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in the
adviser’s market outlook and fundamental research in the
individual securities.
As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors
(including accounting and tax policies and shareholder rights and remuneration policies) on the
cash flow of many
companies
in which it may invest to identify issuers that the adviser
believes will be impacted by such factors relative to other issuers.
These determinations may not be conclusive and securities
of such issuers may be purchased
and
retained
by the Fund.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.
An investment in this Fund or any other fund may not
provide a complete investment program. The suitability of an investment in the Fund should be considered based on the
investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a
financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.
Equity Market Risk.
The price of equity securities may rise or fall
because of changes in the broad market or changes in a
company’s financial condition, sometimes rapidly or unpredictably.
These price movements may result from factors affecting
individual companies, sectors or industries selected for the
Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
General Market Risk.
Economies and financial markets
throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions
in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s
portfolio may underperform in comparison to securities in
general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or
resources, market instability, debt crises and downgrades,
embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control
programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the
occurrence of global events such as war, terrorism,
environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus
disease, has negatively affected economies, markets and
individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a
significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and
negatively impact broad segments of businesses and populations.
The Fund’s operations may be interrupted as a result,
which may contribute to the negative impact on investment
performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in
response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s
investment performance. The full impact of the COVID-19
pandemic, or other future epidemics or pandemics, is currently unknown.
Large Cap Company Risk
. Because the Fund invests in large cap
company securities, it may underperform other funds during
periods when the Fund’s large cap securities are out of favor.
Smaller Company Risk.
Investments in securities of smaller
companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of
larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes
than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other equity securities, especially over the short term.
Mid-Cap Company Risk.
The Fund’s risks increase as it invests
more heavily in mid-cap companies. Investments in mid-cap
companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than
investments in larger, more established companies. The securities of smaller companies may trade less frequently and in
smaller volumes than securities of larger companies. As a
result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.
Industry and Sector Focus Risk.
At times the Fund may increase
the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government
regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the
Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Information Technology Sector Risk.
Technology companies face
intense competition, both domestically and internationally,
which may have an adverse effect on their profit margins.
Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological
developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services
of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual
property rights. The loss or impairment of these rights may
adversely affect the profitability of these companies.
Health Care Sector Risk.
Companies in the health care sector are
subject to extensive government regulation and their profitability can be significantly affected by restrictions on government
reimbursement for medical expenses, rising costs of
medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care
companies are also subject to extensive litigation based on
product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in
technologies or other market developments. Many new
products in the health care sector require significant research and development and may be subject to regulatory approvals,
all of which may be time consuming and costly with no
guarantee that any product will come to market.
Consumer Discretionary Risk.
The Fund will be sensitive to, and
its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. Companies
engaged in the consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, interest rates, competition, consumers’ disposable
income and consumer preferences, social trends and marketing campaigns.
Communication Services Sector Risk
. Communication services
companies may be greatly affected by technological advancements and market competition. Companies in the communication
services sector may also be affected by research and
development costs, substantial capital requirements, pricing competition and government regulations. Certain communication services companies may also be susceptible to network
security breaches and may be targets of hacking and potential theft of proprietary or consumer information or disruptions in service.
Additionally, the communication services sector is
impacted by fluctuating market demands both domestically and internationally, as well as shifting demographics and unpredictable changes in consumer preferences.
Financials Sector Risk.
Financial services companies are subject
to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments
they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad
range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide
range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and
cause certain financial services companies to incur large losses.
Securities of financial services companies may experience a
dramatic decline in value when such companies experience
substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial
difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.
Adverse economic, business or political developments could
adversely affect financial institutions engaged in mortgage
finance or other lending or investing activities directly or indirectly connected to the value of real estate.
ETF Shares Trading Risk.
Shares are listed for trading on the
NYSE Arca
, Inc
.
(the “Exchange”) and are bought and sold in the
secondary market at market prices. The market prices of
Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the
Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at
their NAV. Disruptions to creations and redemptions, the
existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount)
to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your
Shares.
Authorized Participant Concentration Risk.
Only an authorized
participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of
intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or
redeems, Shares may trade at a discount to NAV and possibly
face trading halts and/or delisting.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or
guaranteed by the FDIC, the Federal Reserve Board or any
other government agency.
You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance
history.

Once the Fund has operated for at least one calendar
year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such
information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in
the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with
those of a broad measure of market performance.

Although past
performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF | JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.17%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%	[1]
1 Year	rr_ExpenseExampleYear01	$ 17
3 Years	rr_ExpenseExampleYear03	55
1 Year	rr_ExpenseExampleNoRedemptionYear01	17
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 55

[1]	The Fund’s management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.